Stock based compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Stock Based Compensation [Abstract]
Stock based compensation

Note 12 Stock based compensation

Employee Stock Option Plan 2014 (“ESOP 2014”)

Near Holdings previously maintained the ESOP 2014, under which the stock based awards such as options may be granted to employees, directors and advisors on such terms as may be approved by the Board of directors. The Company has granted stock options to its eligible employees, directors and advisors, which are convertible into equivalent number of common stock once exercised. Upon vesting, the respective person acquired common stock as per their respective grant letter.

Options granted under this plan are exercisable up to 10 years after the options are vested. Options issued to employees under this plan vest typically over a four year period and were contingent upon continued employment on each vesting date. In general, options granted vest 25% after the first year of service and ratably each quarter over the remaining 12 quarter period.

No share options were exercised and no stock options were granted during the three months ended March 31, 2022.

The total share-based compensation cost recognized for the three months ended March 31, 2022 was $47,388.

Effective as of April 1, 2022, each option award granted under the ESOP 2014 (whether any portion was a vested or unvested) was cancelled for no consideration without a concurrent replacement award (restricted stock units) as the terms of the restricted stock units awards including number of awards and related vesting conditions were not finalized. Therefore, the cancellation transaction was accounted for as a repurchase for no consideration and previously unrecognized compensation cost for unvested options was recognized at the cancellation date of April 1, 2022.

2023 Equity Incentive Plan

Prior to the Business Combination, Near Holdings maintained the 2022 Employee Restricted Stock Unit Plan to issue such number of restricted stock units (“RSUs”) at such price and on such terms and conditions as may be fixed or determined by the management.

On March 20, 2023, the stockholders of KludeIn considered and approved the Near Intelligence, Inc. 2023 Equity Incentive Plan which became effective on the Closing Date.

On March 21, 2023, the Near Holdings Board of Directors cancelled an aggregate of 37,850 RSUs originally granted under the 2022 Employee Restricted Stock Unit Plan. The foregoing amounts represent the number of RSUs prior to the application of the Conversion Ratio. The RSUs were cancelled for no consideration.

On the Closing Date, each outstanding Near Holdings RSUs (whether vested or unvested) were converted into a restricted stock unit for the Company’s common stock issued under the 2023 Equity Incentive Plan, such assumed RSUs continued to have and be subject to substantially the same terms and conditions as were applicable to such RSUs under the Near Holdings 2022 Employee Restricted Stock Unit Plan.

The aggregate number of shares that may be issued under the 2023 Equity Incentive Plan shall not exceed 5,895,263 shares (the “Available Shares”). On the first day of each calendar year beginning January 1, 2023 and ending January 1, 2032, the Available Shares shall be increased by a number of shares equal to the lesser of (a) 5% of the aggregate number of shares outstanding on December 31 of the immediately preceding calendar year and (b) such smaller number of Shares as determined by the Committee.

The summary of RSUs activity for the three months ended March 31, 2023 is set out below:

	For the three months ended March 31, 2023
	Number of shares	Weighted average grant date fair value per share*
Unvested Units as of December 31, 2022	5,968	1,351.15
Retroactive application of Conversion Ratio	636,309	(1,338.22)
Unvested units as of December 31, 2022	642,277	12.93
Granted*	2,333,745	10.57
Vested pending settlement	(74,284)	12.98
Vested settled	(152,940)	12.97
Cancelled	(42,473)	12.74
Unvested units as of March 31, 2023	2,706,325	10.80

*        Out of the total RSU’s granted, 2,133,949 RSU’s were granted on January 1, 2023 (1,380,326 was granted to a director) and the fair value of the RSUs is estimated based on the fair value of the Near Intelligence, Inc. common stock which reflects a pre-money enterprise value as at the grant date and 199,796 RSU’s were granted to directors on March 23, 2023 and the fair value of each RSUs is the market price of one common share of the Company on the date of grant.

As of March 31, 2023, total RSU’s vested were 5,040,232 (post application of the Conversion Ratio), of which 4,074,944 RSUs were cancelled for no consideration, 729,086 RSUs were gross settled and 236,202 RSUs are pending settlement and shares in respect of which will be issued in 2023 after withholding shares to the extent of minimum statutory withholding taxes.

Total compensation cost for RSUs amounted to $5,839,117 for the three months ended March 31, 2023.

As of March 31, 2023, the total remaining unrecognized stock-based compensation cost for unvested RSUs amounted to approximately $22.9 million, which will be recognized over the weighted average remaining requisite vesting period of 1.1 years.

14    Stock based compensation

Employee Stock Option Plan 2014 (“ESOP 2014”)

Prior to reorganization, Near Pte. Ltd. adopted the ESOP 2014, under which the stock based awards such as options may be granted to employees, Directors and advisors on such terms as may be approved by the Board of directors. The Company has granted stock options to its eligible employees, Directors and advisors, which are convertible into equivalent number of common stock once exercised. Upon vesting, the respective person can acquire common stock as per their respective grant letter.

Options granted under this plan are exercisable up to 10 years after the options are vested. Options issued to employees under this plan vest typically over a four year period and is contingent upon continued employment on each vesting date. In general, options granted vest 25% after the first year of service and ratably each quarter over the remaining 12 quarter period.

The estimated fair value of stock options granted to employees was determined using the Black-Scholes option pricing model with the following weighted-average assumptions for the year ended December 31,2021:

2021
Expected dividend yield	0.00%
Expected volatility	52.60%
Risk-free interest rate	2.41%
Expected average life of options (in years)	9 Years

Expected volatility — Volatility is a measure of the amount by which a financial variable such as a share price has fluctuated (historical volatility) or is expected to fluctuate (expected volatility) during a period. As the Company does not yet have sufficient history of its own volatility, the Company has identified several public entities of similar complexity and stage of development and calculates historical volatility using the volatility of these companies.

Risk-free interest rate — This rate is based on the yield on a US government zero-coupon bond, having a term that most closely resembles the expected life of the option.

Expected term — This is the period of time that the options granted are expected to remain unexercised. Options granted have a maximum term of ten years. The Company uses the simplified method to calculate the average expected term, which represents the average of the vesting period and the contractual term.

Expected dividend yield — Expected dividend yield is zero percent, as no dividend has been paid and the Company does not anticipate paying dividends on its common stock.

A summary of stock option activity during the years ended December 31, 2021 is set out below:

	Years Ended December 31, 2021
	Number of options	Weighted average exercise price	Weighted average remaining contractual life (years)	Aggregate intrinsic value
Outstanding at January 1	41,862.299	$5.06	9.62	$1,988,967
Granted	13,185.400	429.47
Forfeited	(4,983.894)	(10.88)
Exercised	(29,876.229)	(2.13)
Outstanding at December 31	20,187.576	285.17	11.61	1,164,204
Vested and exercisable as of December 31, 2021				6,626.813
Weighted average grant-date fair value of options granted during the period				$60

Cash received by the Company upon the exercise of stock options during the years ended December 31, 2021 amounted to $60,562.

Effective as of April 1, 2022, each option award granted under the ESOP 2014 (whether any portion is a vested or unvested) is cancelled for no consideration without a concurrent replacement award (restricted stock units) as the terms of the restricted stock units awards including number of awards and related vesting conditions were not finalized. Therefore, the cancellation transaction was accounted for as a repurchase for no consideration. Previously unrecognized compensation cost for unvested options of $556,494 was recognized at the cancellation date of April 1, 2022.

No stock options were granted and no stock options were exercised for the period for January 1, 2022 up to the cancellation date. As of the cancellation date, the options outstanding were 20,187.576 out of which vested options were 6,658.063. Options outstanding had weighted average exercise price of $285.17, the weighted average remaining contractual life of options outstanding was 11.37 years, aggregate intrinsic value of options outstanding were $19,646,241, the aggregate intrinsic value of options outstanding and exercisable was $8,301,210 and weighted average remaining requisite vesting period was 2.92 years.

The aggregate intrinsic value of options is determined as the difference between the exercise price of the options and the estimated fair value of the common stock as of each period end.

The total stock-based compensation cost recognized for the years ended December 31, 2022 and 2021 is $603,882 and $77,020, respectively.

2022 Employee Restricted Stock Unit Plan (“RSU Plan”)

During the year ended December 31, 2022, the Company implemented the RSU plan to issue such number of restricted stock units (“RSUs”), not exceeding 105,000.000 stock units at such price and on such terms and conditions as may be fixed or determined by the management.

On May 12, 2022, the Company has granted RSUs at fair market value at the grant date under the RSU plan. Each RSU represents the right to receive one share of the Company’s common stock. The RSUs granted typically have graded vesting schedules of four years from the respective grantee’s original service joining date with first cliff vesting at March 31, 2023 and remaining ratably 6.25% each quarter with an exception of certain RSU awards which are fully vested at the grant date itself. RSUs are subject to the grantee’s continued service relationship with the Company through each such vesting date except for fully vested RSUs given to grantee’s on the grant date. Though, some of the RSU’s are fully vested from an accounting perspective as there is no underlying service vesting condition but the shares of common stock would be legally allotted to the grantees at cliff vesting date of March 31, 2023 and ownership rights would be with the grantees from that date itself.

The summary of RSUs activity for the year ended December 31, 2022 is set out below:

	Year ended December 31, 2022
	Number of shares	Weighted average grant date fair value per share*
Granted	52,120.000	1,392.20
Vested pending settlement	(44,706.000)	1,397.51
Forfeited	(1,446.000)	1,397.51
Unvested units as of December 31, 2022	5,968.000	1,351.15

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*        The fair value of RSUs is estimated based on the fair value of the Company’s common stock which is referenced to Company’s recent merger transaction (Note 1) which reflects a pre-money enterprise value as at the grant date.

During the year ended December 31, 2022, total RSU’s vested from an accounting perspective were 44,706.000, of which approximately 8,719.944 units will be withheld for statutory tax withholding requirements as issuance would be done on a net basis. This tax settlement and shares in common stock would be allotted by the Company on March 31, 2023 and the final tax truing up adjustment would be done at that date itself.

Total compensation cost for RSUs amounted to $65,871,147, which included $61,709,849 towards fully vested RSUs for the year ended December 31, 2022.

As of December 31, 2022, the total remaining unrecognized stock-based compensation cost for unvested RSUs amounted to $4,669,583, which will be recognized over the weighted average remaining requisite vesting period of 1.18 years.

Stock-based compensation expense for the stock options and RSUs, has been recorded as follows:

	Year ended December 31, 2022
	2022	2021
Cost of revenue	896,511	—
Product and technology	5,892,394	(98,487)
Sales and marketing	4,998,640	10,217
General and administrative	54,687,484	165,290
	66,475,029	77,020